ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.ORGANIZATION AND NATURE OF OPERATIONS

(a)The Corporate information

VinFast Auto Ltd. (formerly known as VinFast Auto Pte. Ltd.) (“VinFast Auto”, “VinFast” or “the Company”) is a company incorporated in Singapore. The principal activities of the Company and its subsidiaries (hereinafter collectively referred to as the “Group”) are to manufacture cars, motor vehicles, render leasing activities and related businesses.

The Company’s head office is located at 61 Robinson Road #06-01 (Suite 608), 61 Robinson, Singapore 068893. Head office of VinFast Trading and Production JSC (“VinFast Vietnam”), a subsidiary of the Company, is located at Dinh Vu — Cat Hai Economic Zone, Cat Hai Island, Cat Hai town, Cat Hai district, Hai Phong city, Vietnam.

The Group consists of the following entities as of the reporting dates:

			As of December 31, 2022		As of December 31, 2023
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
1	VinFast Auto Ltd.	VinFast Auto	—	—	—	—	61 Robinson Road #06-01	Investment holding
(Suite 608), 61 Robinson,
Singapore 068893
2	VinFast Trading and Production JSC	VinFast Vietnam	99.9	99.9	99.9	99.9	Dinh Vu – Cat Hai	Manufacturing cars,
							Economic Zone, Cat Hai	motor vehicles, render
							Island, Cat Hai Town, Cat	leasing activities and
							Hai District, Hai	related businesses
Phong City, Vietnam
3	VinFast Commercial and Services Trading LLC	VinFast Trading	99.5	99.4	99.5	98.7	No. 7, Bang Lang 1	Vehicles retail and
							Street, Vinhomes	distribution
Riverside Eco-Urban
Area, Viet Hung Ward,
Long Bien District,
Hanoi, Vietnam
4	VinFast Germany GmbH	VinFast Germany	100.0	99.9	100.0	99.9	Kornmarktarkaden,	Trading, importing and
							Bethmannstraße	exporting equipment,
							8/Berliner Straße 51 –	components and spare
							60311 Frankfurt am	parts for automobiles,
							Main, Germany	e-scooters and related goods
5	VinFast Engineering Australia Pty Ltd	VinFast Australia	100.0	99.9	100.0	99.9	234 Balaclava Road,	Automobile designing,
							Caulfield North, VIC	collaborating in
							3161, Australia	technological research,
importing and distributing goods
6	Vingroup Investment	Vingroup Investment	99.3	99.2	99.3	99.2	No. 7, Bang Lang 1	Consultancy and
	Vietnam JSC						Street, Vinhomes	investment activities
Riverside Eco-Urban
Area, Viet Hung Ward,
Long Bien District, Hanoi,
Vietnam
7	Vingroup USA, LLC	Vingroup USA	100.0	99.2	100.0	100.0	333 W. San Carlos St.,	Importing and
							Suite 600, San Jose,	distributing electronic and
							CA 95110, USA	telecommunication
equipment

8	VinFast USA Distribution, LLC	VinFast USA Distribution	100.0	99.2	100.0	100.0	12777 West Jefferson Blvd,	Distribution of automotive
							Suite A-101, Los Angeles,	vehicles
CA 90066, USA

1ORGANIZATION AND NATURE OF OPERATIONS (continued)

(a)The Corporate information (continued)

The Group consists of the following entities as of the reporting dates (continued):

			As of December 31, 2022		As of December 31, 2023
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
9	VinFast Auto, LLC	VinFast Auto, LLC	100.0	99.2	100.0	100.0	790 N. San Mateo Drive,	Distribution of automotive
							San Mateo, CA 94401,	vehicles
							USA
10	VinFast Auto Canada Inc.	VinFast Auto Canada	100.0	99.2	100.0	99.2	Suite 2600, Three	Distribution of automotive
							Bentall Centre 595	vehicles
							Burrard Street, P.O. Box
							49314, Vancouver Bc
							V7X 1L3, Canada
11	VinFast France	VinFast France	100.0	99.2	100.0	99.2	72 rue du Faubourg Saint	Distribution of automotive
							Honoré, Paris, 75008	vehicles
							France
12	VinFast Netherlands B.V	VinFast Netherlands	100.0	99.2	100.0	99.2	Vijzelstraat 68, 1017HL	Distribution of automotive
							Amsterdam, Netherlands	vehicles
13	VinFast OEM US Holding,	VinFast OEM	100.0	100.0	—	—	850 New Burton Road,	Investment holding, research
	Inc.(*)						Suite 201, Dover, Delaware	and development of market.
							19904, Kent County, USA
14	VinFast Manufacturing US, LLC	VinFast Manufacturing	100.0	100.0	100.0	100.0	160 Mine Lake Court,	Vehicles manufacturing.
							Ste 200, Raleigh, North
							Carolina 27615, USA
15	PT VinFast Automobile Indonnesia	VinFast Indo	—	—	99.9	99.9	Axa Tower, 45th Floor,	Distribution of automotive
							JL. Prof. Dr. Satrio Kav	vehicles
							18., Karet Kuningan
							Village/ Subdistrict,
							District. Setiabudi, City Adm.
							Jakarta South, DKI Jakarta
							Province.
16	VinFast Auto (Thailand) Co., Ltd.	VinFast Thailand	—	—	99.9	99.9	Bangkok, Thailand	Distribution of automotive
								vehicles

17	VinFast India Ltd. (Formerly	VinFast India	—	—	99.9	99.9	Flat No.164, Ground Floor,	Vehicles manufacturing and
	known as Varchaunam						Suryodaya Apartment,	related businesses.
	Consultancy Private Limited)						Pocket-8, Sector 12,
							Dwarka, New Delhi-110078,
							India
18	VinFast UK Ltd.	VinFast UK	—	—	100.0	100.0	21 Holborn Viaduct,	Distribution of automotive
							London, United Kingdom,	vehicles
							EC1A 2DY
19	VinFast Middle East Ltd.	VinFast Middle East	—	—	100.0	100.0	Jebel Ali Free Zone,	Distribution of automotive
							Dubai, UAE	vehicles

20	SpecCo Ltd(**)	SpecCo	—	—	100.0	100.0	Appleby Global Services	Merging and acquisition
							(Cayman) Limited, 71	activities
							Fort Street, PO Box 500,
							Grand Cayman, Cayman
							Islands, KY1-1106

(*) VinFast OEM was merged into Vingroup USA, a subsidiary of the Company, in November 2023.

(**) SpecCo Ltd. is is process of dissolution as of the date of this report.

1.ORGANIZATION AND NATURE OF OPERATIONS (continued)

(b)The Business Combination Agreement

On May 12, 2023, the Company entered into a Business Combination Agreement with Black Spade Acquisition Co, an exempted company incorporated with limited liability under the laws of Cayman Islands (“Black Spade”) and Nuevo Tech Limited, an exempted company incorporated with limited liability under the laws of Cayman Islands and a direct wholly-owned subsidiary of VinFast Auto (“Merger Sub”), pursuant to which, among other transactions, on the terms and subject to the conditions set forth therein, Merger Sub merged with and into Black Spade (“Merger”), with Black Spade as the surviving entity and renamed as SpecCo Ltd. and a wholly-owned subsidiary of VinFast after the Merger.

In connection with and prior to, the Business Combination Agreement, (i) on July 31, 2023, VinFast converted from a Singapore private limited company operating under the name “VinFast Auto Pte. Ltd.” into a Singapore public limited company under the name “VinFast Auto Ltd.”; and (ii) VinFast effected a share consolidation such that the number of issued and outstanding ordinary share in the capital of VinFast was reduced from 2,412,852,458 to 2,299,999,998 ordinary shares.

Pursuant to the terms of the Business Combination Agreement, among other things, the following transactions occurred: (i) on August 11, 2023, Merger Sub merged with and into Black Spade, with Black Spade surviving the merger as a wholly-owned subsidiary of the Company, (ii) on August 14, 2023, each issued and outstanding Class B Ordinary Share of Black Spade (“BSAQ Class B Ordinary Shares”), par value $0.0001 per share and each issued and outstanding Class A ordinary share of Black Spade, par value $0.0001 per share (other than BSAQ Class A ordinary shares that were treasury shares, validly redeemed shares, or BSAQ dissenting shares) were converted into one VinFast Ordinary Share; and (iii) VinFast, Black Spade and Continental Stock Transfer & Trust Company (“Continental”) entered into an assignment, assumption, amendment agreement (the “Warrant Assumption Agreement”) dated as of August 11, 2023, and on August 14, 2023, each issued and outstanding warrant of Black Spade sold to the public and to Black Spade Sponsor LLC, a limited liability company registered under the laws of the Cayman Islands (“Sponsor”), in a private placement in connection with Black Spade’s initial public offering were exchanged for a corresponding warrant exercisable for VinFast ordinary shares.

On August 14, 2023, the Company announced the completion of the previously announced business combination with Black Spade Acquisition Co, a Cayman Islands exempted company (“Black Spade” or “BSAQ”), pursuant to the business combination agreement, dated as of May 12, 2023, by and among the Company, Black Spade and Merger Sub (the “Original Business Combination Agreement”) as amended by the First Amendment to Business Combination Agreement, dated as of June 14, 2023 (the “First Amendment to Business Combination Agreement” and, together with the Original Business Combination Agreement, the “Business Combination Agreement”).

Pursuant to the terms of the Sponsor Support and Lock-Up Agreement and Deed, dated as of May 12, 2023, as amended by the First Amendment to Sponsor Support and Lock-Up Agreement, dated as of June 14, 2023, by and among the Company, the Sponsor and certain initial shareholders of Black Spade and the backstop subscription agreement, dated as of August 10, 2023, by and among the Company, Sponsor and Lucky Life Limited (the “Backstop Subscriber”), on August 14, 2023, VinFast issued to the Backstop Subscriber 1,636,797 ordinary shares for $10.00 per share for an aggregate purchase price of $16.4 million (the “Backstop Subscription”).

As a result of the foregoing transactions, there were 2,307,170,695 ordinary shares and 14,829,989 warrants outstanding as of August 14, 2023.

On August 15, 2023, VinFast’s ordinary shares and warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols, “VFS” and “VFSWW,” respectively.

After that, the Merger Sub is in progress of dissolution as of the date of this report.

1ORGANIZATION AND NATURE OF OPERATIONS (continued)

(c)Standby Equity Subscription Agreement

On October 20, 2023, the Company entered into a Standby Equity Subscription Agreement (the “Yorkville Subscription Agreement”) with YA II PN, Ltd., a Cayman Islands exempt limited partnership, (“Yorkville”), pursuant to which, the Company has the right, but not the obligation, to issue to Yorkville, and Yorkville has the obligation to subscribe for, ordinary shares for an aggregate subscription amount of up to $1.0 billion, at any time from the date of the Yorkville Subscription Agreement until November 1, 2026, unless earlier terminated pursuant to the Yorkville Subscription Agreement, subject to certain conditions.

Each ordinary share to be issued to Yorkville from time to time under the Yorkville Subscription Agreement will be issued at 97.5% of the Market Price, as defined in the Yorkville Subscription Agreement. “Market Price” is defined as the lowest of the daily volume weighted average prices (“VWAP”) during the three consecutive trading days commencing on the advance notice date, other than the daily VWAP on any day excluded pursuant to the terms of the Yorkville Subscription Agreement. The Company shall, in its sole discretion, select the number of shares to be issue each time (“Advance Shares”), not to exceed an amount equal to one hundred percent of the average of the daily traded volume of the Company’s ordinary shares during the five trading days prior to the Company requesting an advance. The Yorkville Subscription Agreement does not obligate Yorkville to subscribe for or acquire any ordinary shares under the Yorkville Subscription Agreement if those ordinary shares, when aggregated with all other ordinary shares acquired by Yorkville under the Yorkville Subscription Agreement, would result in Yorkville beneficially owning more than 4.99% of the then outstanding ordinary shares.

The Company accounts for the Yorkville Subscription Agreement as an equity-classified instrument as such financial instrument does not meet the criteria for liability classification under ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. As of December 31, 2023, the Company has issued 4,726,669 shares to Yorkville pursuant to this arrangement.

Commitment Fee Shares

In connection with the Yorkville Subscription Agreement, the Company has also issued Yorkville 800,000 of the Company’s ordinary shares as a commitment fee. The Company determined the value of the shares issued at a price equal to the average of the daily VWAPs during the three trading days immediately prior to the contract date, which was recorded as long-term prepayments and allocated to additional paid-in capital within the commitment period of the Yorkville Subscription Agreement.

(d)Going concern basis of accounting

The Group has prepared the consolidated financial statements on a going concern basis, which assumes the Group will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in normal course of operations as they come due.

The Group has been incurring losses from operations since inception. The Group incurred net losses of VND57,429.6 billion (USD2,406.3 million), as restated, for the year ended December 31, 2023 and accumulated losses of VND184,546.0 billion (USD7,732.6 million), as restated, as of this same date. Additionally, the Group is also in a net current liability position of VND 89,768.8 billion (USD3,761.4 million), as restated, as of December 31, 2023.

As of December 31, 2023, the Group’s consolidated balance of cash and cash equivalents was VND4,002.3 billion (USD167.7 million) (as of December 31, 2022: VND4,271.4 billion). The Group has prepared its business plan covering the next twelve months from the issuance date of the consolidated financial statements which considers the increase in revenue and operational efficiency optimization to improve operating cash flows, the use of and the consummation of external financing projects. Furthermore, the Group also has the ability to adjust the timing of certain expenditure, if necessary. The Group is dependent on the financial support from Vingroup JSC, who will undertake necessary procedures to facilitate such support, which shall be legally valid for the period of 12 months from the issuance date of the consolidated financial statements.

As a result, the Group expects to be able to continue its operations and pay its liabilities in the normal course of business in the next 12 months from the issuance date of the consolidated financial statements. On this basis, the management of the Group has prepared the consolidated financial statements for the year ended 31 December 2023 using going concern basis.